Sector Regulation and Electricity System Operations - Summary of Supply Limitations Imposed On Unregulated Market (Detail)	12 Months Ended
Dec. 31, 2017
Argentina
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Unregulated market description	> 30 kW
Brazil [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Unregulated market description	> 3,000 kW or > 500 kW
Colombia
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Unregulated market description	> 100 kW or 55 MWh-month
Peru [Member]
Disclosure Of Information About Activities Subject To Rate Regulation [Line Items]
Unregulated market description	> 200 kW